Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 698,534,829
Entity Common Stock, Shares Outstanding	52,915,639
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 130,682	$ 94,787	$ 126,416
Voyage Expenses	(38,670)	(14,921)	0
Vessel Operating Expenses - excluding depreciation expense presented below	(63,965)	(54,859)	(47,113)
General and Administrative Expenses	(14,700)	(15,394)	(15,980)
Depreciation Expenses	(69,219)	(64,626)	(62,545)
Impairment Loss on Vessel	(12,030)	0	0
Loss on Contract	0	(16,200)	0
Net Operating (Loss) Income	(67,902)	(71,213)	778
Interest Income	357	1,187	632
Interest Expenses	(5,854)	(2,130)	(1,971)
Other Financial Income (Expenses)	207	(142)	(248)
Total Other Expenses	(5,290)	(1,085)	(1,587)
Net (Loss) Income	$ (73,192)	$ (72,298)	$ (809)
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.39)	$ (1.53)	$ (0.02)
Diluted (Loss) Earnings per Share (in dollars per share)	$ (1.39)	$ (1.53)	$ (0.02)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	52,547,623	47,159,402	46,551,564
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	52,547,623	47,159,402	46,551,564

STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net (Loss) Income	$ (73,192)	$ (72,298)	$ (809)
Other Comprehensive (Loss) Income
Marketable Securities, Available for Sale	128	(212)	0
Total Comprehensive (Loss) Income	$ (73,064)	$ (72,510)	$ (809)

BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 55,511	$ 24,006
Marketable securities	549	583
Accounts receivable, net	54	17,586
Accounts receivable, net related party	12,862	1,571
Inventory	4,048	7,586
Prepaid Expenses and Other Current Assets	5,549	31,768
Total Current Assets	78,573	83,100
Non-Current Assets
Vessels, Net	964,855	1,022,793
Investment in joint venture	271	61
Related party receivables	36,987	18,941
Other Non-current Assets	4,938	490
Total Non-current Assets	1,007,051	1,042,285
Total Assets	1,085,624	1,125,385
Current Liabilities
Accounts Payable	3,095	4,378
Accounts Payable, related party	1,536	926
Accrued Liabilities	10,343	12,642
Total Current Liabilities	14,974	17,946
Long-term Debt	250,000	230,000
Deferred Compensation Liability	11,267	9,876
Total Liabilities	276,241	257,822
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 90,000,000 and 90,000,000 shares authorized, 52,915,639 and 47,303,394 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	529	473
Additional Paid-in Capital	15,615	12,867
Contributed Surplus	866,515	926,733
Accumulated Other Comprehensive Loss	(84)	(212)
Retained Deficit	(73,192)	(72,298)
Total Shareholders' Equity	809,383	867,563
Total Liabilities and Shareholders' Equity	$ 1,085,624	$ 1,125,385

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	90,000,000	90,000,000
Common Stock, shares issued (in shares)	52,915,639	47,303,394
Common Stock, shares outstanding (in shares)	52,915,639	47,303,394

STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member] USD ($)	Treasury Shares [Member]	Additional Paid-in Capital [Member] USD ($)	Contributed Surplus [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Retained Earnings (Deficit) [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2009	$ 422		$ 8,533	$ 925,129	$ 0	$ 0	$ 934,084
Balance (in shares) at Dec. 31, 2009	42,204,904	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss) Income	0		0		0	(809)	(809)
Common Shares Issued (in shares)	4,600,000
Common Shares Issued, net of issuance costs	46		136,464	0	0	0	136,510
Reduction of share premium	0		(136,414)	136,414	0	0	0
Compensation - Restricted Shares (in shares)	93,878
Compensation - Restricted Shares	1		2,837	0	0	0	2,838
Share-based Compensation	0		60	0	0	0	60
Return of Capital	0		0	(79,728)	0	0	(79,728)
Balance at Dec. 31, 2010	469		11,480	981,815	0	(809)	992,955
Balance (in shares) at Dec. 31, 2010	46,898,782	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(809)	0	809	0
Net (Loss) Income	0		0	0	0	(72,298)	(72,298)
Common Shares Issued, 2011 Equity Incentive Plan (in shares)	400,000
Common Shares Issued, 2011 Equity Incentive Plan	4		0	0	0	0	4
Other Comprehensive (Loss) Income	0		0	0	(212)	0	(212)
Compensation - Restricted Shares (in shares)	4,612
Compensation - Restricted Shares	0		67	0	0	0	67
Share-based Compensation	0		1,320	0	0	0	1,320
Return of Capital	0		0	(54,273)	0	0	(54,273)
Balance at Dec. 31, 2011	473		12,867	926,733	(212)	(72,298)	867,563
Balance (in shares) at Dec. 31, 2011	47,303,394	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(72,298)	0	72,298	0
Net (Loss) Income	0		0	0	0	(73,192)	(73,192)
Common Shares Issued (in shares)	5,500,000
Common Shares Issued, net of issuance costs	55		75,527	0	0	0	75,582
Reduction of share premium	0		(75,577)	75,577	0	0	0
Other Comprehensive (Loss) Income	0		0	0	128	0	128
Compensation - Restricted Shares (in shares)	112,245
Compensation - Restricted Shares	1		1,540	0	0	0	1,541
Share-based Compensation	0		1,258	0	0	0	1,258
Return of Capital	0		0	(63,497)	0	0	(63,497)
Common Shares repurchased, Equity Incentive Plan (in shares)	(8,500)	8,500
Common Shares repurchased, Equity Incentive Plan	0		0	0	0	0	0
Balance at Dec. 31, 2012	$ 529		$ 15,615	$ 866,515	$ (84)	$ (73,192)	$ 809,383
Balance (in shares) at Dec. 31, 2012	52,907,139	8,500

STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Common Shares Issued, issuance costs	$ 2	$ 3.5

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net (Loss) Income	$ (73,192)	$ (72,298)	$ (809)
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation Expense	69,219	64,626	62,545
Impairment Loss on Vessel	12,030	0	0
Loss on Contract	0	16,200	0
Dry-dock Expenditures	(16,538)	(11,577)	(5,205)
Amortization of Deferred Finance Costs	1,365	653	653
Deferred Compensation Liability	1,391	1,741	2,450
Compensation- Restricted Shares	1,540	67	2,838
Share-based Compensation	1,258	1,320	60
Other, net	(170)	0	0
Changes in Operating Assets and Liabilities:
Accounts Receivables	17,532	(9,682)	7,326
Accounts Receivables Related party	(11,291)	1,571	0
Inventory	3,538	(3,982)	(755)
Prepaid and Other Current Assets	7,799	(4,167)	927
Accounts Payable and Accrued Liabilities	(7,609)	13,983	(3,151)
Accounts Payable Related party	610	926	0
Deferred Revenue	0	0	(537)
Voyages in Progress	5,233	(5,233)	0
Other Non-current Related party Receivables	(13,282)	(18,941)	0
Other Non-current Assets	0	12,630	(8,590)
Net Cash (Used in) Provided by Operating Activities	(567)	(12,163)	57,752
Cash Flows from Investing Activities
Investment in Marketable Securities	0	(795)	0
Investment in Vessels	(2,745)	(91,536)	(194,426)
Deposit and Loan repayment from (paid to) seller	9,000	10,609	(8,384)
Other, net	(129)	(61)	0
Net Cash Provided by (Used in) Investing Activities	6,126	(81,783)	(202,810)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	75,582	4	136,510
Proceeds from Use of Credit Facility	270,000	155,000	225,000
Repayments on Credit Facility	(250,000)	0	(150,000)
Credit Facility Cost	(6,139)	0	0
Dividends Paid	(63,497)	(54,273)	(79,728)
Net Cash Provided by Financing Activities	25,946	100,731	131,783
Net Increase (Decrease) in Cash and Cash Equivalents	31,505	6,785	(13,275)
Cash and Cash Equivalents at the Beginning of Year	24,006	17,221	30,496
Cash and Cash Equivalents at the End of Year	55,511	24,006	17,221
Cash Paid for Interest	2,928	1,902	1,551
Cash Paid for Taxes	$ 0	$ 0	$ 0

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.  NATURE OF BUSINESS

Nordic American Tankers Limited (the "Company") was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company's shares trade under the symbol "NAT" on the New York Stock Exchange. We were formed for the purpose of acquiring and chartering double-hull tankers.

We are an international tanker company that currently owns 20 Suezmax tankers, an increase from three vessels owned in the autumn of 2004. We expect that the expansion process will continue over time and that more vessels will be added to our fleet. The 20 vessels we currently operate average approximately 156,000 dwt each.

In 2012, we chartered all of our operating vessels into a spot market arrangement with Orion Tankers Ltd. The Orion Tankers pool was established in November 2011 with Orion Tankers Ltd. as pool manager. In 2011, we chartered all of our operating vessels in the spot market pursuant to a cooperative arrangement with Gemini Tankers LLC, until November 24, 2011, at which time we entered into a spot market arrangement with Orion Tankers Ltd. In 2010, we chartered 15 of our 17 operating vessels into spot market arrangements. In 2010, we had chartered two of our 17 operating vessels on bareboat charters that expired in June 2010, and October 2010, respectively. The Nordic Harrier (former Gulf Scandic) was redelivered to the Company in October 2010 and went directly into drydock.  The drydock period was completed in late April 2011, and the vessel was employed in the spot market pursuant to cooperative arrangements on May 1, 2011.

Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

Our Fleet

Our current fleet consists of 20 double-hull Suezmax tankers, and all of our vessels are employed in the spot market.

Vessel	Yard	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	Samsung	1997	151,459	August 1997
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,401	December 1997
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Freedom	Daewoo	2005	159,331	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Saturn	Daewoo	1998	157,331	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Moon	Samsung	2002	160,305	November 2006
Nordic Apollo	Samsung	2003	159,998	November 2006
Nordic Cosmos	Samsung	2003	159,999	December 2006
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,940	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation: The functional currency of the Company is the United States ("U.S.") dollar as all revenues are received in U.S. dollars and the majority of the Company's expenditures are incurred and paid in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction.

Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot charters, cooperative arrangements and bareboat charter hires.

Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Spot Charters: Revenues and voyage expenses of the vessels operating on spot charters are tankers typically chartered for a single voyage which may last up to several weeks. Revenue is generated from freight billing, as we are responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When our tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. For vessels operating in the spot market other than through the pool (described below under "Cooperative arrangement"), the vessels will be operated by the pool manager. Under this type of employment, the vessel's revenues are not included in the profit sharing of the participating vessels in the pool. The Company considers it appropriate to present the gross amount earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the statements of operations.

Cooperative Arrangement: Revenues and voyage expenses of the vessels operating in pool arrangements, through cooperative arrangements, are combined and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to pool participants according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues.  The Manager of the cooperative agreements is responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels.

Until November 5, 2012 the Company's net voyage revenues were generated from cooperative agreements with other vessels that are not owned by us. The Company considers it appropriate to record the net voyage revenues, in which the Company is not regarded as the principal of its vessels' activities based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as "Voyage Revenue" in its statements of operations.

Orion Tankers Ltd. was established as equally owned by us and Frontline Ltd. (NYSE:FRO). On November 5, 2012, Frontline completed the withdrawal of its nine Suezmax tankers from the cooperative agreements, following which the Orion Tankers pool consists of 20 Suezmax vessels, all owned by the Company. The Company considers it appropriate to present the gross amount earned revenue from the cooperative agreements as from November 5, 2012, showing voyage expenses related to the voyage separately in the statements of operations.

If a vessel does not temporarily comply with the pool requirements, the vessel will continue to be operated in the spot market by the pool manager, as described above under "Spot Charters."

Bareboat Charters: Revenues from bareboat charters are recorded at a fixed charterhire rate per day over the term of the charter. The charterhire is payable monthly in advance. During the charter period, the charterer is responsible for operating and maintaining the vessel and bears all costs and expenses with respect to the vessel.

Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents: Cash and cash equivalents consist of highly liquid investments such as time deposits with original maturities of three months or less.

Marketable Securities:  Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Accounts Receivable: Accounts and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectable, they are charged against income when that determination is made.

Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at the lower of cost or market, which is determined on a first-in, first-out ("FIFO") basis.

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets:The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and fair value (calculated based on estimated discounted operating cashflow). In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily time charter equivalent for the remaining operating days. The Company estimates the daily time charter equivalent for the remaining operating days based on the most recent fifteen year historical average for similar vessels and utilizing available market data for spot market rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels' maintenance and vessel operating expenses (including planned drydocking expenditures). The salvage value used in the impairment test is estimated to be $9.7 million per vessel. If the Company's estimate of undiscounted future cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair value if the fair value is lower than the vessel's carrying value. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree.  Impairment charges may be limited to each individual vessels or be based on a portfolio approach.  In 2012, we have impaired one vessel using an individual approach.

Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes a substantial portion of the costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investment in Joint Venture: The Company's investment in joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in net income (loss).

Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company's CEO and EVP & CFO. The deferred compensation liabilities are denominated in Norwegian currency. The liabilities are accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses are recognized in general and administration expenses as incurred.

Other Comprehensive Income (Loss): The Company follows the guidance in Accounting Standard Codification (ASC) Topic 220, "Comprehensive Income" which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity.

Segment Information: The Company has identified only one operating segment under ASC Topic 280, "Segment Reporting." The Company has only one type of vessel – Suezmax crude oil tankers.

Geographical Segment: The Company currently operates all of its 20 vessels in the spot market through cooperative arrangements. The earnings of all of our vessels are aggregated and divided by the actual earning days each vessel was available during the period. The Company does not provide a geographical analysis because the Company's business is global in nature and the location of our vessels continually changes.

Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded as "Other Assets" on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the 2012 Credit Facility. Amortization of finance costs is included in "Interest Expense" in the Statement of Operations.

Derivative Instruments: The Company did not hold any derivative instruments during 2012, 2011 and 2010, or at December 31, 2012 or 2011, respectively.

Share-Based Payments:

Share-Based Compensation: The compensation costs for all of the Company's stock-based compensation awards are based on the fair value method as defined in ASC Topic 718, "Compensation – Stock Compensation."

Restricted Shares to Employees and Non-Employees: The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of unvested restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the requisite service period. The fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date and the Company records the compensation expense for such awards over the period the service is rendered by the non-employee.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly, the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the Company's stock price on the date of grant.

Income Taxes:  The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.

Concentrations:

Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors are important considerations associated with the Company's assessment of whether the carrying amounts of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 4 for further information.

Accounts receivable, net, consists of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2012 and 2011, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no outstanding derivatives at December 31, 2012 and 2011, and has not entered into any such arrangements during 2012, 2011 or 2010.

Recent Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 to amend, Fair Value Measurements and Disclosures (Topic 820). This ASU requires new disclosures and clarifies certain existing disclosures requirements about fair value measurements. The Company adopted ASU 2011-04 from January 1, 2012 without material impact on our financial position, results of operations, or cash flows.

In June 2011, the FASB issued ASU 2011-05, related to ASC Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12. Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in AS 2011-05. These standards eliminate the option to report other comprehensive income and its components in the statement of changes in equity. The Company adopted ASU 2011-05 and ASU 2011-12 from January 1, 2012 without material impact on our financial position, results of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This ASU requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance ASU 2011-11 is effective for public companies for fiscal years, and interim periods within those years beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact on our financial position, results of operations, or cash flows.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.  RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd.:
In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. ("Scandic" or the "Manager"). The Manager has been, from its inception and up to January 10, 2013, owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. In order to align the Manager's interests with those of the Company, the Company has as per the Management Agreement issued to the Manager restricted common shares equal to 2% of the Company's outstanding common shares.

The Manager has the daily administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors.

For its services under the Management Agreement, the Manager receives a management fee of $150,000 per annum for the total fleet and is reimbursed for all of its costs incurred in connection with its services. The management fee was reduced from $500,000 to $150,000 per annum effective January 10, 2013.  The management fee was increased from $350,000 to $500,000 per annum effective December 1, 2011 up and until January 10, 2013.

The Company recognized $3.9 million, $3.8 million, and $3.7 million of total costs for services provided under the Management Agreement for the years ended December 31, 2012, 2011 and 2010, respectively. These costs are included in "General and Administrative Expenses" in the statements of operations. The related party balances included within accounts payable were $1.5 million and $0.9 million at December 31, 2012 and 2011, respectively.

In January 2012, the Company issued to the Manager 112,245 shares at a fair value of $13.73, in connection with an underwritten public offering of 5,500,000 common shares.  During 2011, the Company issued to the Manager 4,612 shares at an average fair value of $14.45 in connection with the adoption of the 2011 Equity Incentive Plan. The Company recognized $1.5 million, $0.1 million and $2.8 million in noncash share-based compensation expense for the years ended December 31, 2012, 2011 and 2010, respectively, related to the issuance of shares to the Manager. All of these costs are included in "General and Administrative Expenses" within the statements of operations. In connection with nine follow-on offerings, we have issued a total of 1,054,833 restricted shares to our Manager pursuant to the Management Agreement.

On December 15, 2012, we entered into an agreement to acquire 100% of the shares of the Manager from a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. The purchase price was $25.0 million, $17.0 million of which was paid in shares of the Company and $8.0 million of which was paid in cash. The share component of the purchase price will be subject to a one-year lock-up, while the cash component will be used primarily by the seller to pay tax associated with this transaction. The share component was priced at $8.90 per share, which is above the closing price of the Company's common shares on the NYSE on December 14, 2012 of $8.52 per share. The transaction was completed on January 10, 2013 and as a result, the Manager became a wholly-owned subsidiary of the Company. The share price on the transaction date was $9.50. The acquisition is inter alia an effective settlement of a preexisting relationship. The accounting treatment of this transaction has not been finalized as of this date.

In addition to gaining full direct control of the Manager's operations, the Company will no longer be obligated to maintain the Manager's ownership of the Company's common shares at 2%.  The restricted common shares equal to 2% of our outstanding common shares issued as per the Management Agreement, through January 10, 2013 and the restricted common shares issued to the Manager under the 2011 Equity Incentive Plan were not part of the transaction, remained with the seller and the restrictions on transfer of such shares were removed.

In February 2011, the Company adopted an equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. A total of 174,000 restricted shares were allocated to the Manager. The vesting period is four-year cliff vesting period for 100,000 shares and five-year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee discontinues working for the Company before that time. The holders of the restricted shares are entitled to voting rights as well as receive dividends paid in the period. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards. On January, 10, 2013 the Board of Directors amended the vesting requirements for the174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted.

As of December 31, 2012, the Chairman and Chief Executive Officer of the Company Mr. Hansson and his family owned 2.17% of the Company's shares.  The Management Agreement terminates on the date which is ten years from the calendar date, so that the remaining term of the Management Agreement is always ten years unless terminated earlier in accordance with its terms, essentially related to non-performance or negligence by the Manager.

Board Member and Employees:
Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2012, 2011 and 2010, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2012 and December 31, 2011.

Mr. Rolf Amundsen, the Advisor to the Chairman, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2012 and 2011 and 2010, respectively, for the services provided by Amundsen & Partners AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2012 and December 31, 2011.

Orion Tankers Ltd:

Orion Tankers Ltd. was established as equally owned by us and Frontline Ltd. (NYSE:FRO). In September 2012, it was agreed that Frontline would withdraw its nine Suezmax tankers from the pool during the fourth quarter of 2012. The withdrawal of these vessels was completed effective November 5, 2012. In September 2012, the Company announced that effective January 2, 2013 the Company will acquire Frontline`s shares in Orion Tankers Ltd. at its nominal book value as of December 31, 2012, after which Orion Tankers Ltd. will become a wholly-owned subsidiary of the Company.

As of December 31, 2012 the "Related party receivables" amounted to $37.0 million, compared to $18.9 million as of December 31, 2011.  The "Related party receivables" amount represents the outstanding working capital from Orion Tankers pool. The working capital represents the value of bunkers on board our vessels at the time of vessel delivery to the cooperative arrangements, including payment of initial funding of $0.2 million per vessel. The working capital is to be repaid to the Company within six months after the date of the withdrawal from the agreements.

As of December 31, 2012, the "Accounts Receivable, net related party" amounted to $12.9 million, compared to $1.6 million as of December 31, 2011.  The "Accounts Receivable, net related party" amount represents the outstanding net voyage revenues from Orion Tankers pool.

REVENUE	12 Months Ended
Dec. 31, 2012
REVENUE [Abstract]
REVENUE
4.  REVENUE

In 2012, we chartered all of our operating vessels into a spot market arrangement with Orion Tankers Ltd. The Orion Tankers pool was established in November 2011 with Orion Tankers Ltd. as pool manager. In 2011, we chartered all of our operating vessels in the spot market arrangement with Gemini Tankers LLC, until November 24, 2011, at which time we entered into a spot market arrangement with Orion Tankers Ltd. In 2010, we chartered 15 of our 17 operating vessels into spot market arrangements. In 2010, we had chartered two of our 17 operating vessels on bareboat charters that expired in June 2010, and October 2010, respectively. The Nordic Harrier (former Gulf Scandic) was redelivered to the Company in October 2010 and went directly into drydock.  The drydock period was completed in late April 2011, and the vessel was employed in the spot market pursuant to cooperative arrangements on May 1, 2011.

During 2012, we temporarily operated six vessels in the spot market, other than through cooperative arrangements as spot charters. During 2011, we temporarily operated six vessels in the spot market, through cooperative arrangements as spot charters, compared to none during 2010. During the year ended December 31, 2010, two of our vessels were employed on bareboat charters that expired in June 2010 and October 2010, respectively.

The table below provides the breakdown of revenues recorded as per the net method and the gross method.
Voyage Revenues All figures in USD '000	2012	2011	2010
Net pool spot market earnings, cooperative arrangements	77,287	76,618	119,598
Gross pool spot market earnings, Orion Tankers pool	36,339	–	–
Gross spot market earnings, through spot charters	17,056	18,169	–
Bareboat revenues	–	–	6,818
Total Voyage Revenues	130,682	94,787	126,416

Until June 30, 2010, Frontline Ltd. (NYSE:FRO) and the private Stena Group of Sweden provided commercial management services for all of the Company`s vessels trading in the spot market. From July 1, 2010 until November 2011, we placed all of our vessels in a spot market cooperative arrangement with Gemini Tankers LLC, where Frontline Ltd. and Teekay Corporation (NYSE: TK), together with us were the main owners of the participating vessels.

In November 2011, the Orion Tankers pool was established with Orion Tankers Ltd. as pool manager and was owned equally by us and Frontline Ltd. In mid-November 2011, our vessels were transferred from the Gemini Tankers LLC arrangement to the Orion Tankers pool upon completion of previously fixed charters within Gemini Tankers LLC. In September 2012, it was announced that the Company will acquire Frontline`s remaining interest in Orion Tankers Ltd. and that Frontline would withdraw its nine Suezmax vessels from the Orion Tankers pool in the fourth quarter of 2012.  The withdrawal of these vessels was completed effective November 5, 2012, following which the Orion Tankers pool consists of 20 Suezmax vessels, all owned by the Company. The Orion Tankers' pool arrangement is managed and will continue to be operated by Orion Tankers Ltd. Orion Tankers Ltd. was owned equally by us and Frontline Ltd. until January 1, 2013. Effective January 2, 2013 the Company acquired Frontline`s shares in Orion Tankers Ltd. at its nominal book value after which time Orion Tankers Ltd. became a wholly-owned subsidiary of the Company.

Orion Tankers Ltd. accounted for 98% and Gemini Tankers LLC accounted for 2% of the Company's revenues for the year ended December 31, 2012. Gemini Tankers LLC accounted for 97% and Orion Tankers Ltd. accounted for 3% of the Company's revenues for the year ended December 31, 2011. Gemini Tankers LLC accounted for 78% and Stena pool accounted for 17% of the Company's revenues for the year ended December 31, 2010.

Accounts receivable, net, as of December 31, 2012 and 2011, were $0.01 million and $17.6 million, respectively. Gemini Tankers LLC accounted for 99% of the Company's accounts receivable, net for the year ended December 31, 2011, and accounted for 100% of the Company's accounts receivable, net for the year ended December 31, 2010.

Accounts receivable, net related party, as of December 31, 2012 and 2011, were $12.9 million and $1.6 million. Orion Tankers pool accounted for 100% of the Company's accounts receivable, net related party for the year ended December 31, 2012 and 2011, respectively.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.  PREPAID EXPENSES AND OTHER CURRENT ASSETS

All figures in USD '000	2012	2011
Prepaid expenses	3,137	2,714
Deposit on Contracts, Nordic Galaxy	-	9,000
Deferred Financing Costs	1,228	653
Voyage in Progress – temporarily spot charters	-	5,233
Working Capital, cooperative arrangements	-	12,779
Other	1,184	1,389
Total as of December 31,	5,549	31,768

As of December 31, 2012, the prepaid expenses and other current assets were $5.5 million compared to $31.8 million as of December 31, 2011, a decrease of $26.3 million. The decrease of $26.3 million is primarily due to repayment of $12.8 million from Gemini Tankers LLC and due to repayment of the deposit of Nordic Galaxy of $9.0 million from the seller.

As of December 31, 2012, voyage in progress were $0.0 compared to $5.2 million as of December 31, 2011. As of December 31, 2012, deferred financing costs increased to $1.2 million from $0.7 million as of December 31, 2011. The increase in deferred financing costs is a result of an increase in capitalized finance costs related to the 2012 Credit Facility as compared to the 2005 Credit Facility. For further details on our credit facilities, see note 12.

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
6.  GENERAL AND ADMINISTRATIVE EXPENSES

All figures in USD '000	2012	2011	2010
Management fee to related party	500	363	307
Directors and officers insurance	74	86	80
Salary and wages	3,282	2,904	2,859
Audit, legal and consultants	1,007	1,099	624
Legal fees – Nordic Galaxy	-	2,362	1,500
Administrative services provided by related party	3,930	3,821	3,686
Other fees and expenses	1,718	1,631	1,576
Total General and Administration expense with cash effect	10,511	12,266	10,632
Compensation – Restricted shares to Manager	1,540	67	2,838
Share-based compensation	1,258	1,320	60
Deferred compensation plan	1,391	1,741	2,450
Total General and Administrative expense without cash effect	4,189	3,128	5,348
Total for year ended December 31,	14,700	15,394	15,980

DEFERRED COMPENSATION LIABILITY	12 Months Ended
Dec. 31, 2012
DEFERRED COMPENSATION LIABILITY [Abstract]
DEFERRED COMPENSATION LIABILITY
7.  DEFERRED COMPENSATION LIABILITY

In 2010, the Board of Directors approved an unfunded deferred compensation agreement for Turid M. Sørensen, our Executive Vice President and Chief Financial Officer. The agreement provides for unfunded deferred compensation computed as a percentage of salary, and certain benefits for dependents. The deferred compensation liabilities are denominated in Norwegian currency. Benefits vest over a period of employment of 20.5 years up to a maximum of 66% of the salary level at the time of retirement, age of 67. Interest is imputed at 3.90% and 3.90% as of December 31, 2012 and 2011, respectively. The rights under the agreement commenced in May 2008. As the agreement was effective in 2010, vested rights under the agreement were recognized in 2010.

In May 2007, the Board of Directors approved an unfunded deferred compensation agreement for Herbjørn Hansson, the Chairman, President and CEO. The agreement provides for unfunded deferred compensation computed as a percentage of salary, and certain benefits for dependents. The deferred compensation liabilities are denominated in Norwegian currency. Benefits vest over a period of employment of 14 years up to a maximum of 66% of the salary level at the time of retirement, age of 70. Interest is imputed at 3.90% and 3.90% as of December 31, 2012 and 2011, respectively. The rights under the agreement commenced in October 2004. The CEO has the right to require a bank guarantee for the deferred compensation liability and the CEO has served in his position since the inception of the Company in 1995.

The total expense, related to the deferred compensation agreements for the Chairman, President and CEO and for our Executive Vice President and Chief Financial Officer, recognized in 2012, 2011 and 2010 were $1.4 million, $1.7 million and $2.5 million, respectively.

VESSELS, NET	12 Months Ended
Dec. 31, 2012
VESSELS, NET [Abstract]
VESSELS, NET
8.  VESSELS, NET

Vessels, net, consist of the carrying value of 20 vessels including drydocking costs.

All figures in USD '000	Vessels	Drydocking	Total
Carrying Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626
Carrying Value December 31, 2012	933,424	31,431	964,855
Accumulated depreciation December 31, 2012	397,641	15,822	413,463
Impairment Loss on Vessel 2012	12,030	-	12,030
Depreciation expense 2012	62,795	6,424	69,219

Impairment Loss on Vessels
The Company recorded impairment loss on vessels of $12.0 million, $nil and $nil for the years ended December 31, 2012, 2011 and 2010, respectively. The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels may not be recoverable. During the fourth quarter of 2012, the Company identified one vessel where we believed that future undiscounted cash flow was less than the carrying value and therefore not fully recoverable. The impairment loss recorded is equal to the difference between the asset's carrying value and estimated fair value.

NORDIC GALAXY	12 Months Ended
Dec. 31, 2012
NORDIC GALAXY [Abstract]
NORDIC GALAXY
9.  NORDIC GALAXY

In August 2010, we did not take delivery of the first of the two newbuilding vessels we agreed to acquire on November 5, 2007, because the vessel in our judgment was not in a deliverable condition as under the Memorandum of Agreement between the Company and the seller. The seller, a subsidiary of First Olsen Ltd, did not agree with the Company and the parties commenced arbitration procedures which took place in London, in October and November 2011. The agreed total price at scheduled delivery was $90.0 million per vessel, including supervision expenses. The Company paid $9.0 million as deposit on contract in 2010. The Company furnished to the seller a loan equivalent to the payment installments under the shipbuilding contract. The loan from the Company to the seller accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessel.

According to the first partial award received on November 18, 2011, the vessel was found to be in a deliverable condition in August 2010.  The seller originally claimed $26.8 million in compensation, which was the same amount as the outstanding loan balance between the Company and the seller as per December 31, 2010. However, the first partial award was limited to $16.2 million. The Loss on Contract of $16.2 million was recognized in our statement of operations in 2011. The recorded Loss on Contract did not have an impact on the Company's net cash flow.

In November 2011, as a consequence of the first partial award, the seller repaid to us the net outstanding loan balance of $10.6 million and $1.2 million in interest income. The interest received is presented as interest income in the Statement of Operations for 2011.

On January 17, 2012, we received the final award from the tribunal and as a consequence we became responsible for some of the legal costs of the seller. The amount of legal fees of the seller was estimated to approximately $1.2 million. During the year ended December 31, 2012, the Company recognized $2.4 million, including the legal fees of the seller and $1.5 million of legal expenses related to the Nordic Galaxy for the years ended December 31, 2011 and 2010, respectively. These costs are included in "General and Administrative Expenses" in the Statement of Operations.

In February 2012, we received the deposit on contract of $9.0 million and interest income of $0.2 million.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
10. OTHER NON-CURRENT ASSETS

All figures in USD '000	2012	2011
Deferred Finance Costs	4,938	490
Total as of December 31,	4,938	490

As of December 31, 2012, other non-current assets increased to $4.9 million from $0.5 million as of December 31, 2011. The increase in other non- current assets is a result of that the Company, in October, 2012, entered into a new $430 million revolving credit facility (the "2012 Credit Facility"). The 2005 Credit Facility was extinguished and unamortized deferred financing fees related to the 2005 Credit Facility were recognized as interest expense in the statement of operations. The finance costs of $6.1 million that were incurred in connection with the refinancing of the 2012 Credit Facility has been deferred and is being amortized over the term of the 2012 Credit Facility on a straight-line basis. The 2012 Credit Facility matures in late October 2017.

SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
11.  SHARE-BASED COMPENSATION PLAN

Management Agreement

In order to align the Manager's interests with the Company's, the Company agreed to issue to the Manager restricted common shares equal to 2% of its outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager is entitled to receive additional restricted common shares to maintain the number of common shares issued to the Manager at 2% of total outstanding common shares. In January 2012, the Company issued to the Manager 112,245 restricted shares at a fair value of $13.73. During 2011, the Company issued to the Manager 4,612 shares at a fair value of $14.45, in connection with the adoption of the 2011 Equity Incentive Plan.

In December 2012, the Company announced that it will acquire 100% of the shares of the Manager. The transaction was completed on January 10, 2013 and as a result, the Manager became a wholly-owned subsidiary of the Company. In addition to gaining full direct control of the Manager's operations, the Company will no longer be obligated to maintain the Manager's ownership of the Company's common shares at 2%.

2004 Stock Incentive Plan

As of December 31, 2010, the Company had a share-based compensation plan that had been active since 2004. The plan was cancelled in 2011. Total compensation cost related to the 2004 Stock Incentive Plan was $0.06 million for the year ended December 31, 2010, and was recorded within "General and Administrative expense" in the Statement of Operations. All the restricted shares to employees and non-employees had vested by the end of 2010.

2011 Equity Incentive Plan

In 2011 the Board of Directors establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares were allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board of Directors. The vesting period is 4 year cliff vesting period for 326,000 shares and 5 year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee leaves the Company before that time. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards.

In 2012, the Company repurchased at par value from two employees who had resigned from the Manager 8,500 restricted common shares that had a four-year cliff vesting period. The 8,500 restricted common shares are held as treasury shares as of December 31, 2012. The remaining 391,500 restricted shares under the Plan are allocated among 21 persons employed in the management of the Company, the Manager and the members of the Board.

The compensation cost is recognized on a straight-line basis over the requisite service period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the years ended December 31, 2012 and 2011 was $1.3 million, respectively. The intrinsic value of restricted shares outstanding at December 31, 2012 was $5.1 million.

As of December 31, 2012, there were 391,500 restricted shares outstanding at a weighted-average grant date fair value of $23.88 for Employees of the Company including members of the Board, and of $22.06 for Non-employees which includes the Manager and to persons employed by the Manager. As of December 31, 2012, unrecognized compensation cost related to unvested restricted shares aggregated $3.2 million, which will be recognized over a weighted period of 2.41 years.

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2012:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2012	163,000	$23.88	237,000	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	-	-
Forfeited during the year	-	-	(8,500)	-
Non-vested at December 31, 2012	163,000	$23.88	228,500	$22.06

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06

On January, 10, 2013 the Board of Directors amended the vesting requirements for the174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
12.  LONG-TERM DEBT

2012 Credit Facility:

On October 26, 2012, the Company entered into a $430 million revolving credit facility with a syndicate of lenders in order to refinance its existing credit facility, fund future vessel acquisitions and for general corporate purposes (the "2012 Credit Facility"). Amounts borrowed under the 2012 Credit Facility bear interest at an annual rate equal to LIBOR plus a margin and the Company pays a commitment fee, which is a percentage of the applicable margin, on any undrawn amounts. The 2012 Credit Facility matures in late October 2017.

Borrowings under the 2012 Credit Facility are secured by first priority mortgages over the Company's vessels and assignments of earnings and insurance. Under the 2012 Credit Facility, the Company is subject to certain covenants requiring among other things, the maintenance of (i) a minimum amount of equity; (ii) a minimum equity ratio; (iii) a minimum level of liquidity; and (iv) positive working capital.  The 2012 Credit Facility also includes customary events of default including non-payment, breach of covenants, insolvency, cross default and material adverse change. The Company is permitted to pay dividends in accordance with its dividend policy as long as it is not in default under the 2012 Credit Facility. The finance costs of $6.1 million incurred in connection with the refinancing of the 2012 Credit Facility has been deferred and amortized over the term of the 2012 Credit Facility on a straight-line basis.

2005 Credit Facility:

The Company entered into a $300 million revolving credit facility in September 2005, which is referred to as the 2005 Credit Facility. During 2006, the Company increased the 2005 Credit Facility from $300 million to $500 million, and in March 2008 the term was extended from September 2010 to September 2012. All other terms remained unchanged. The 2005 Credit Facility provided funding for future vessel acquisitions and general corporate purposes. The 2005 Credit Facility was not subject to reduction by the lenders and there was no repayment obligation of the principal during the five year term. Amounts borrowed under the 2005 Credit Facility bore interest at an annual rate equal to LIBOR plus a margin, and the Company paid a commitment fee, calculated as a percentage of the applicable margin, on any undrawn amounts. The 2005 Credit Facility was repaid to the lenders on November 14, 2012.

Total commitment fees and interest paid, for the 2012 Credit Facility and for the 2005 Credit Facility, for the year ended December 31, 2012 and December 31, 2011 were $2.9 million and $1.9 million, respectively. The undrawn amount of 2012 Credit Facility as of December 31, 2012 and the undrawn amount of 2005 Credit Facility as of December 31, 2011 were $180.0 million and $270.0 million, respectively. The Company was in compliance with its loan covenants for the year ended December 31, 2012.

INTEREST EXPENSE	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE [Abstract]
INTEREST EXPENSE
13.INTEREST EXPENSE

Interest expense consists of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing costs related to the 2012 Credit Facility that the Company entered into on October 26, 2012 and to the 2005 Credit Facility that was repaid to the lender in November 2012. Amounts borrowed bear interest at an annual rate equal to LIBOR plus a margin and the Company pays a commitment fee, which is a percentage of the applicable margin, on any undrawn amounts.

The financing costs of $6.1 million incurred related to the 2012 Credit Facility that the Company entered into on October 26, 2012 are deferred and amortized over the term of the 2012 Credit Facility on a straight-line basis. The amortization of deferred financing costs for the years ended December 31, 2012, 2011 and 2010 was $1.4 million, $0.7 million and $0.7 million, respectively. Total deferred financing costs were $5.9 million and $1.1 million at December 31, 2012 and 2011, respectively.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
14.  ACCRUED LIABILITIES

All figures in USD '000	2012	2011
Accrued Interest	1,730	184
Accrued Expenses	8,613	4,624
Accrued voyage expenses *)	–	7,834
Total as of December 31,	10,343	12,642

The increase of accrued interest as of December 31, 2012 to $1.7 million from $0.2 million as of December 31, 2011, is primarily a result of changes to timing of interest payment in connection with the 2012 Credit Facility that the Company entered into in October 2012.

The increase of accrued expenses as of December 31, 2012 to $8.6 million from $4.6 million as of December 31, 2011, is related to unpaid drydocking costs of $4.0 million that were capitalized in 2012, but are due for payment in 2013, compared to $0.3 million related to unpaid drydocking costs that were capitalized in 2011, but due for payment in 2012.

*)
As of December 31, 2011, we temporarily operated three vessels in the spot market, by the pool manager through cooperative arrangements. The accrued voyage expenses of $7.8 million represents accrued port costs, bunkers expenses and other voyage related expenses. No vessels were operated under similar arrangements as of December 31, 2012.

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
15.  EARNINGS (LOSS) PER SHARE

Basic earnings per share ("EPS") are computed by dividing net income/(loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

For the year ended December 31, 2012 and 2011, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the years ended December 31, 2012 and 2011, the Company had 400,000 restricted shares outstanding, which were included in the total common shares issued and outstanding as at December 31, 2012 and 2011, respectively.

All figures in USD	2012	2011	2010
Numerator:
Net Income (Loss)	(73,191,830)	(72,298,337)	(809,130)
Denominator:
Basic - Weighted Average Common Shares Outstanding	52,547,623	47,159,402	46,551,564
Dilutive – Weighted-Average Common Shares Outstanding	52,547,623	47,159,402	46,551,564
Income (Loss) per Common Share:
Basic	(1.39)	(1.53)	(0.02)
Diluted	(1.39)	(1.53)	(0.02)

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
16.SHAREHOLDERS' EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2009	51,200,000	42,204,904	422
Common Shares Issued in Follow-on Offering		4,600,000	46
Compensation – Restricted Shares		93,878	1
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000		0
Balance as of December 31, 2011	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529

In January 2012, the Company completed an underwritten public offering of 5,500,000 common shares which strengthened its equity by $75.6 million.

On June 1, 2011, at its Annual General Meeting ("AGM") held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.

In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, the Manager was entitled to 4,612 restricted shares in the Company. The 4,612 restricted shares were issued to the Manager on October 24, 2011. In 2012, the Company repurchased at par value from two employees who had resigned from the Manager, 8,500 restricted common shares, and these restricted common shares are held as treasury shares.

The total issued and outstanding shares, as of December 31, 2012, were 52,915,639 shares of which 690,551 shares were restricted shares issued to the Manager and of which 217,500 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager. The total issued and outstanding shares, as of December 31, 2011, were 47,303,094 shares of which 578,306 shares were restricted shares issued to the Manager and of which 226,000 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager

In January 2010, the Company completed an underwritten public offering of 4,600,000 common shares. The net proceeds from the offering were $136.5 million. The net proceeds from the offering increased the Company's Share Premium Fund and the proceeds were used to prepare the Company for further expansion and repay of borrowings under the Credit Facility.

Additional Paid in Capital

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to our creditors and a subsequent period for creditor notice of concern,  regarding the Company's intention to make such funds available for distribution following shareholder approval. The Share Premium Fund was $0.0 million and $0.0 million as of December 31, 2012 and 2011 respectively. Credits and Charges to Additional Paid in Capital was a result of the accounting for the Company's share based compensation programs.

On May 21, 2012, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $75.6 million. The legal procedures related to this reduction were finalized in July 2012, upon which the amount became eligible for distribution

On June 29, 2010, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $136.4 million. The legal procedures related to this reduction were finalized on August 6, 2010, upon which the amount became eligible for distribution.

Contributed Surplus Account

The Company's Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company's shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For 2012, the Company had a net loss of $73.2 million. As such, all dividend distributions were charged to our Contributed Surplus Account. The accumulated deficit at the end of 2011 was charged against the Company's Contributed Surplus Account in 2012. The accumulated deficit at the end of 2012 is to be charged against the Company's Contributed Surplus Account in 2013.

Stockholders Rights Plan

In 2007, the Board of Directors adopted a stockholders rights agreement and declared a dividend of one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share. The dividend was payable on February 27, 2007 to stockholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $115, subject to adjustment. We can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company's common stock.

This stockholders rights plan was designed to enable us to protect stockholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. We believe that the stockholders rights plan should enhance our Board's negotiating power on behalf of stockholders in the event of a coercive offer or proposal. We are not currently aware of any such offers or proposals.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.COMMITMENTS AND CONTINGENCIES

Nordic Harrier

In October 2010, Nordic Harrier was redelivered, from a long-term bareboat charter agreement, to the Company and went directly into drydock. The drydock period lasted until the end of April 2011. The vessel had not been technically operated according to sound maintenance practices by Gulf Navigation Company LLC, and the vessel's condition on redelivery to us was far below the contractual obligation of the charterer. All expenses related to the drydock period were paid in 2011. We have sought compensation for these expenses, but have not been able to reach an agreement with Gulf Navigation Company LLC. Arbitration procedures have commenced and are expected to be heard in 2013.

Legal Proceedings and Claims

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the fiscal years 2012,  2011 or 2010, and the Company has not been a party to any legal proceedings for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, except for information set forth above and disclosed in Note 9.

FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
18. FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES

The Company did not hold any derivative instruments during 2012, 2011 and 2010, or as of December 31, 2012 or 2011.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect on the value of the Company's cash flows.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
-
The estimated fair value for the working capital, cooperative arrangements is consider to be equal to the carrying values since it is not possible to estimate the time or period of repayment, and the effect of this discounting the outstanding balance is not expected to be material as compared to carrying value.

-	The estimated fair value for the long-term debt is considered to be equal to the carrying values since it bears variable interest rates.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the balance sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets.
Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2012 and 2011 are as follows:

All figures in USD '000	Fair Value Hierarchy Level	2012 Fair Value	2012 Carrying Value	2011 Fair Value	2011 Carrying Value
Cash and Cash Equivalents	1	55,511	55,511	24,006	24,006
Marketable Securities	1	549	549	583	583
Working capital, cooperative arrangements (current assets)		–	–	12,779	12,779
Working capital, Related Party		36,987	36,987	18,941	18,941
Credit Facility		(250,000)	(250,000)	(230,000)	(230,000)

The valuation of vessels measured at fair value on a non-recurring basis as of the valuation date:

In accordance with the provisions of relevant guidance, a long-lived asset held and used with a carrying amount of $41.4 million was written down to its fair value of $29.4 million as determined based on estimated discounted operating cashflow, using the income approach, resulting in an impairment charge of $12.0 million, which was included in the statement of operations for December 31, 2012.  The input factors to the discounted cash flow model are similar to those used for the undiscounted cash flow when testing for impairment (see Note 2) and are significantly based on unobservable inputs (Level 3) assessed from the perpective of a willing market participant.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
19.  MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.
All figures in USD '000	2012	2011
Cost	633	795
Accumulated net unrealized loss	(84)	(212)
Fair value	549	583

During 2012, the Company sold a number of 1,400 securities held in Exxon Mobil resulting in a gain of $24,000.

In 2012, an other -than-temporary impairment was recorded against securities held in CitiGroup Inc. and the shares were written down to fair value as of December 31, 2012 resulting in an impairment loss of $64,000. This other-than temporary impairment has been reclassified out of accumulated other comprehensive income into other financial expenses in the statements of operations.

At December 31, 2012, net unrealized loss on marketable securities included in comprehensive income is $0.1 million, compared to $0.2 million as of December 31, 2011.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
20.  EQUITY METHOD INVESTMENTS

Orion Tankers Ltd. is a private limited company formed in November 2011 under the laws of the Island of Bermuda. Orion Tankers Ltd. has a share capital $100,000, which is comprised of 10,000,000 shares with $0.01 per value. Orion Tankers Ltd. is owned equally by the Company and Frontline Ltd. and, the business of the Orion Tankers Ltd. is to provide transportation services on the high seas and administrative services herewith in general and the operation and management of the Orion Tankers Pool.

In September 2012, it was agreed that Frontline would withdraw its nine Suezmax tankers from the pool during the fourth quarter of 2012. The withdrawal of these vessels was completed effective November 5, 2012. In September 2012, the Company announced that effective January 2, 2013, the Company will acquire Frontline`s shares in Orion Tankers Ltd. at its nominal book value as of December 31, 2012, after which Orion Tankers Ltd. will become a wholly-owned subsidiary of the Company.

The net result of $0.2 million for the year ended December 31, 2012, and the net result of $0.01 million for the year ended December 31, 2011, is included in Other Financial Income (Expenses) within the Statement of Operations.

Orion Tankers Ltd. acquired the Gemini Tankers AS, Norway in November, 2011, which was a wholly-owned full subsidiary of Gemini Tankers LLC. Orion Tankers Ltd. paid $0.5 million for Gemini Tankers AS, to Gemini Tankers LLC. The purchase of Gemini Tankers AS was funded by the owners of the Orion Tankers Ltd. in February 2012.
All figures in USD '000	2012	2011
Acquisition cost	50	50
Accumulated Net Income	221	11
Carrying value	271	61

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.  SUBSEQUENT EVENTS

Effective January 2, 2013 the Company acquired Frontline`s shares in Orion Tankers Ltd. at its nominal book value after which Orion Tankers Ltd., became a wholly owned subsidiary of the Company.

In December 2012, the Company announced that it will acquire 100% of the shares of Scandic American Shipping Ltd. ("Manager") from a company owned by the Chairman and Chief Executive Officer of the Company Mr. Herbjørn Hansson and his family. The transaction was completed on January 10, 2013. See Note 3 for further information.

On January, 10, 2013 the Board of Directors amended the vesting requirements for the 174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted.

On February 11, 2013, the Company declared a dividend of $0.16 per share in respect of the results for the fourth quarter of 2012, which was paid to shareholders on or about February 13, 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting	Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Use of Estimates
Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation
Foreign Currency Translation: The functional currency of the Company is the United States ("U.S.") dollar as all revenues are received in U.S. dollars and the majority of the Company's expenditures are incurred and paid in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction.

Revenue and Expense Recognition
Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot charters, cooperative arrangements and bareboat charter hires.

Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Spot Charters: Revenues and voyage expenses of the vessels operating on spot charters are tankers typically chartered for a single voyage which may last up to several weeks. Revenue is generated from freight billing, as we are responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When our tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. For vessels operating in the spot market other than through the pool (described below under "Cooperative arrangement"), the vessels will be operated by the pool manager. Under this type of employment, the vessel's revenues are not included in the profit sharing of the participating vessels in the pool. The Company considers it appropriate to present the gross amount earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the statements of operations.

Cooperative Arrangement: Revenues and voyage expenses of the vessels operating in pool arrangements, through cooperative arrangements, are combined and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to pool participants according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues.  The Manager of the cooperative agreements is responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels.

Until November 5, 2012 the Company's net voyage revenues were generated from cooperative agreements with other vessels that are not owned by us. The Company considers it appropriate to record the net voyage revenues, in which the Company is not regarded as the principal of its vessels' activities based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as "Voyage Revenue" in its statements of operations.

Orion Tankers Ltd. was established as equally owned by us and Frontline Ltd. (NYSE:FRO). On November 5, 2012, Frontline completed the withdrawal of its nine Suezmax tankers from the cooperative agreements, following which the Orion Tankers pool consists of 20 Suezmax vessels, all owned by the Company. The Company considers it appropriate to present the gross amount earned revenue from the cooperative agreements as from November 5, 2012, showing voyage expenses related to the voyage separately in the statements of operations.

If a vessel does not temporarily comply with the pool requirements, the vessel will continue to be operated in the spot market by the pool manager, as described above under "Spot Charters."

Bareboat Charters: Revenues from bareboat charters are recorded at a fixed charterhire rate per day over the term of the charter. The charterhire is payable monthly in advance. During the charter period, the charterer is responsible for operating and maintaining the vessel and bears all costs and expenses with respect to the vessel.

Vessel Operating Expenses
Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents consist of highly liquid investments such as time deposits with original maturities of three months or less.
Marketable Securities
Marketable Securities:  Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Accounts Receivable
Accounts Receivable: Accounts and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectable, they are charged against income when that determination is made.

Inventories	Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at the lower of cost or market, which is determined on a first-in, first-out ("FIFO") basis.
Vessels, Net
Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets:The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and fair value (calculated based on estimated discounted operating cashflow). In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily time charter equivalent for the remaining operating days. The Company estimates the daily time charter equivalent for the remaining operating days based on the most recent fifteen year historical average for similar vessels and utilizing available market data for spot market rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels' maintenance and vessel operating expenses (including planned drydocking expenditures). The salvage value used in the impairment test is estimated to be $9.7 million per vessel. If the Company's estimate of undiscounted future cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair value if the fair value is lower than the vessel's carrying value. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree.  Impairment charges may be limited to each individual vessels or be based on a portfolio approach.  In 2012, we have impaired one vessel using an individual approach.

Drydocking
Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes a substantial portion of the costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investment in Joint Venture
Investment in Joint Venture: The Company's investment in joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in net income (loss).

Deferred Compensation Liability
Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company's CEO and EVP & CFO. The deferred compensation liabilities are denominated in Norwegian currency. The liabilities are accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses are recognized in general and administration expenses as incurred.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss): The Company follows the guidance in Accounting Standard Codification (ASC) Topic 220, "Comprehensive Income" which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity.

Segment Information	Segment Information: The Company has identified only one operating segment under ASC Topic 280, "Segment Reporting." The Company has only one type of vessel – Suezmax crude oil tankers.
Geographical Segment
Geographical Segment: The Company currently operates all of its 20 vessels in the spot market through cooperative arrangements. The earnings of all of our vessels are aggregated and divided by the actual earning days each vessel was available during the period. The Company does not provide a geographical analysis because the Company's business is global in nature and the location of our vessels continually changes.

Fair Value of Financial Instruments
Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs
Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded as "Other Assets" on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the 2012 Credit Facility. Amortization of finance costs is included in "Interest Expense" in the Statement of Operations.

Derivative Instruments	Derivative Instruments: The Company did not hold any derivative instruments during 2012, 2011 and 2010, or at December 31, 2012 or 2011, respectively.
Share-Based Payments
Share-Based Payments:

Share-Based Compensation: The compensation costs for all of the Company's stock-based compensation awards are based on the fair value method as defined in ASC Topic 718, "Compensation – Stock Compensation."

Restricted Shares to Employees and Non-Employees: The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of unvested restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the requisite service period. The fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date and the Company records the compensation expense for such awards over the period the service is rendered by the non-employee.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly, the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the Company's stock price on the date of grant.

Income Taxes	Income Taxes: The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.
Concentrations
Concentrations:

Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors are important considerations associated with the Company's assessment of whether the carrying amounts of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 4 for further information.

Accounts receivable, net, consists of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2012 and 2011, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no outstanding derivatives at December 31, 2012 and 2011, and has not entered into any such arrangements during 2012, 2011 or 2010.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 to amend, Fair Value Measurements and Disclosures (Topic 820). This ASU requires new disclosures and clarifies certain existing disclosures requirements about fair value measurements. The Company adopted ASU 2011-04 from January 1, 2012 without material impact on our financial position, results of operations, or cash flows.

In June 2011, the FASB issued ASU 2011-05, related to ASC Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12. Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in AS 2011-05. These standards eliminate the option to report other comprehensive income and its components in the statement of changes in equity. The Company adopted ASU 2011-05 and ASU 2011-12 from January 1, 2012 without material impact on our financial position, results of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This ASU requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance ASU 2011-11 is effective for public companies for fiscal years, and interim periods within those years beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact on our financial position, results of operations, or cash flows.

NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS [Abstract]
Current Fleet
Our current fleet consists of 20 double-hull Suezmax tankers, and all of our vessels are employed in the spot market.

Vessel	Yard	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	Samsung	1997	151,459	August 1997
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,401	December 1997
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Freedom	Daewoo	2005	159,331	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Saturn	Daewoo	1998	157,331	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Moon	Samsung	2002	160,305	November 2006
Nordic Apollo	Samsung	2003	159,998	November 2006
Nordic Cosmos	Samsung	2003	159,999	December 2006
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,940	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011

REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
REVENUE [Abstract]
Net method and gross method revenue
The table below provides the breakdown of revenues recorded as per the net method and the gross method.
Voyage Revenues All figures in USD '000	2012	2011	2010
Net pool spot market earnings, cooperative arrangements	77,287	76,618	119,598
Gross pool spot market earnings, Orion Tankers pool	36,339	–	–
Gross spot market earnings, through spot charters	17,056	18,169	–
Bareboat revenues	–	–	6,818
Total Voyage Revenues	130,682	94,787	126,416

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
All figures in USD '000	2012	2011
Prepaid expenses	3,137	2,714
Deposit on Contracts, Nordic Galaxy	-	9,000
Deferred Financing Costs	1,228	653
Voyage in Progress – temporarily spot charters	-	5,233
Working Capital, cooperative arrangements	-	12,779
Other	1,184	1,389
Total as of December 31,	5,549	31,768

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses
All figures in USD '000	2012	2011	2010
Management fee to related party	500	363	307
Directors and officers insurance	74	86	80
Salary and wages	3,282	2,904	2,859
Audit, legal and consultants	1,007	1,099	624
Legal fees – Nordic Galaxy	-	2,362	1,500
Administrative services provided by related party	3,930	3,821	3,686
Other fees and expenses	1,718	1,631	1,576
Total General and Administration expense with cash effect	10,511	12,266	10,632
Compensation – Restricted shares to Manager	1,540	67	2,838
Share-based compensation	1,258	1,320	60
Deferred compensation plan	1,391	1,741	2,450
Total General and Administrative expense without cash effect	4,189	3,128	5,348
Total for year ended December 31,	14,700	15,394	15,980

VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS, NET [Abstract]
Vessels, net
Vessels, net, consist of the carrying value of 20 vessels including drydocking costs.

All figures in USD '000	Vessels	Drydocking	Total
Carrying Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626
Carrying Value December 31, 2012	933,424	31,431	964,855
Accumulated depreciation December 31, 2012	397,641	15,822	413,463
Impairment Loss on Vessel 2012	12,030	-	12,030
Depreciation expense 2012	62,795	6,424	69,219

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets
All figures in USD '000	2012	2011
Deferred Finance Costs	4,938	490
Total as of December 31,	4,938	490

SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2012:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2012	163,000	$23.88	237,000	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	-	-
Forfeited during the year	-	-	(8,500)	-
Non-vested at December 31, 2012	163,000	$23.88	228,500	$22.06

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES [Abstract]
Accrued liabilities
All figures in USD '000	2012	2011
Accrued Interest	1,730	184
Accrued Expenses	8,613	4,624
Accrued voyage expenses *)	–	7,834
Total as of December 31,	10,343	12,642

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE [Abstract]
Basic and diluted earnings per share
For the year ended December 31, 2012 and 2011, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the years ended December 31, 2012 and 2011, the Company had 400,000 restricted shares outstanding, which were included in the total common shares issued and outstanding as at December 31, 2012 and 2011, respectively.

All figures in USD	2012	2011	2010
Numerator:
Net Income (Loss)	(73,191,830)	(72,298,337)	(809,130)
Denominator:
Basic - Weighted Average Common Shares Outstanding	52,547,623	47,159,402	46,551,564
Dilutive – Weighted-Average Common Shares Outstanding	52,547,623	47,159,402	46,551,564
Income (Loss) per Common Share:
Basic	(1.39)	(1.53)	(0.02)
Diluted	(1.39)	(1.53)	(0.02)

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Authorized, issued and outstanding common shares roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2009	51,200,000	42,204,904	422
Common Shares Issued in Follow-on Offering		4,600,000	46
Compensation – Restricted Shares		93,878	1
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000		0
Balance as of December 31, 2011	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529

FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2012 and 2011 are as follows:

All figures in USD '000	Fair Value Hierarchy Level	2012 Fair Value	2012 Carrying Value	2011 Fair Value	2011 Carrying Value
Cash and Cash Equivalents	1	55,511	55,511	24,006	24,006
Marketable Securities	1	549	549	583	583
Working capital, cooperative arrangements (current assets)		–	–	12,779	12,779
Working capital, Related Party		36,987	36,987	18,941	18,941
Credit Facility		(250,000)	(250,000)	(230,000)	(230,000)

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Marketable securities held by Company
Marketable securities held by the Company are equity securities considered to be available-for-sale securities.
All figures in USD '000	2012	2011
Cost	633	795
Accumulated net unrealized loss	(84)	(212)
Fair value	549	583

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
Orion Tankers Ltd. acquired the Gemini Tankers AS, Norway in November, 2011, which was a wholly-owned full subsidiary of Gemini Tankers LLC. Orion Tankers Ltd. paid $0.5 million for Gemini Tankers AS, to Gemini Tankers LLC. The purchase of Gemini Tankers AS was funded by the owners of the Orion Tankers Ltd. in February 2012.
All figures in USD '000	2012	2011
Acquisition cost	50	50
Accumulated Net Income	221	11
Carrying value	271	61

NATURE OF BUSINESS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004	Dec. 31, 2012 Nordic Harrier [Member]	Dec. 31, 2012 Nordic Hawk [Member]	Dec. 31, 2012 Nordic Hunter [Member]	Dec. 31, 2012 Nordic Voyager [Member]	Dec. 31, 2012 Nordic Fighter [Member]	Dec. 31, 2012 Nordic Freedom [Member]	Dec. 31, 2012 Nordic Discovery [Member]	Dec. 31, 2012 Nordic Saturn [Member]	Dec. 31, 2012 Nordic Jupiter [Member]	Dec. 31, 2012 Nordic Moon [Member]	Dec. 31, 2012 Nordic Apollo [Member]	Dec. 31, 2012 Nordic Cosmos [Member]	Dec. 31, 2012 Nordic Sprite [Member]	Dec. 31, 2012 Nordic Grace [Member]	Dec. 31, 2012 Nordic Mistral [Member]	Dec. 31, 2012 Nordic Passat [Member]	Dec. 31, 2012 Nordic Vega [Member]	Dec. 31, 2012 Nordic Breeze [Member]	Dec. 31, 2012 Nordic Aurora [Member]	Dec. 31, 2012 Nordic Zenith [Member]
NATURE OF BUSINESS [Abstract]
Total number of vessels	17	20	17	3
Number of vessels were employed on spot market during the period	15
Average approximate deadweight tons per vessel (in deadweight tons)		156,000
Number of vessels chartered on bareboat charters	2
Schedule of Vessels [Line Items]
Deadweight tons					151,459	151,475	151,401	149,591	153,328	159,331	153,328	157,331	157,411	160,305	159,998	159,999	147,188	149,921	164,236	164,274	163,940	158,597	147,262	158,645

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Derivative	Dec. 31, 2011 Derivative	Dec. 31, 2010	Dec. 31, 2004
Orion Tankers Pool [Abstract]
Number of tankers withdrawn from pool	9
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents (in months)	3M
Vessels, Net [Abstract]
Number of types of vessel	1
Historical and Average Spot Market Rate	15 years
Improvements amortized over a period (in years)	25
Impairment Of Long-Lived Assets [Abstract]
Salvage value of the vessel	$ 9.7
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum (in months)	30M
Period when vessels are required to be drydocked, maximum (in months)	60M
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements	2
Segments [Abstract]
Number of operating segment	1
Interest Risk [Abstract]
Number of derivatives outstanding	0	0
Geographical Segment [Abstract]
Total number of vessels	20	17	17	3
Ballast Tank [Member]
Vessels, Net [Abstract]
Improvements amortized over a period (in years)	8

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 10, 2013	Dec. 15, 2012
Related Party Transaction [Line Items]
Total costs for services recognized under the Management Agreement	3,930,000	$ 3,821,000	$ 3,686,000
Noncash share-based compensation expense recognized	1,541,000	67,000	2,838,000
Share component price (in dollars per share)					$ 8.52
Share price as of the transaction date (in dollars per share)				$ 9.5
Share-based compensation arrangement shares cliff vesting period, first range (in years)		4 years
Number of restricted shares for which requirements have been lifted				174,000
Costs and expenses, related party	3,930,000	3,821,000	3,686,000
Number of tankers withdrawn from pool	9
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)	2.00%
New amount of management fee due to decrease/increase in the period	150,000	500,000
Previous amount of management fee before decrease/increase in the period	500,000	350,000
Accounts payable	1,500,000	900,000
Underwritten public offering of common shares	5,500,000
Restricted shares issued to the Manager (in shares)	112,245	4,612
Fair value of shares issued to manager (in dollars per share)	13.73	$ 14.45
Number of follow-on offerings	9
Restricted shares issued in connection to follow-on offerings (in shares)	1,054,833
Agreement to acquire shares					100.00%
Purchase price					25,000,000
Purchase price paid in shares					17,000,000
Purchase price paid in cash					8,000,000
Share component price (in dollars per share)				$ 8.9
Restricted shares authorized (in shares)		400,000
Restricted shares issued to the Manager (in shares)		174,000
Share-based compensation arrangement shares authorized and issued, first range (in shares)		100,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)		5 years
Share-based compensation arrangement shares authorized and issued, second range (in shares)		74,000
Ownership of company by Manager and Owners (in hundredths)	2.17%
Management Agreement remaining term (in years)	10 years
Continuous length of the Management Agreement unless terminated (in years)	10 years
Director [Member]
Related Party Transaction [Line Items]
Total costs for services recognized under the Management Agreement	100,000	100,000	100,000
Accounts payable	0	0
Costs and expenses, related party	100,000	100,000	100,000
Advisor to the Chairman [Member]
Related Party Transaction [Line Items]
Total costs for services recognized under the Management Agreement	100,000	100,000	100,000
Accounts payable	0	0
Costs and expenses, related party	100,000	100,000	100,000
Orion Tankers Pool [Member]
Related Party Transaction [Line Items]
Related party receivable	37,000,000	18,900,000
Initial funding per vessel	200,000	200,000
Number of months working capital is to be repaid (in months)	6
Accounts receivable, net related party	12,900,000	$ 1,600,000

REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004
REVENUE [Abstract]
Number of vessels were employed on spot market during the period			15
Total number of vessels	20	17	17	3
Number of vessels temporarily operated directly in the spot market	6	6	0
Number of vessels were employed on bareboat charters			2
Net pool spot market earnings, cooperative arrangements	$ 77,287,000	$ 76,618,000	$ 119,598,000
Gross pool spot market earnings, Orion Tankers pool	36,339,000	0	0
Gross spot market earnings, through spot charters	17,056,000	18,169,000	0
Bareboat revenues	0	0	6,818,000
Total Voyage Revenues	130,682,000	94,787,000	126,416,000
Number of tankers withdrawn from pool	9
Concentration Risk [Line Items]
Accounts receivable	10,000	17,600,000
Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Accounts receivable, net related party	$ 12,900,000	$ 1,600,000
Voyage Revenues [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	2.00%	97.00%	78.00%
Voyage Revenues [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	98.00%	3.00%
Voyage Revenues [Member] | Stena Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			17.00%
Accounts Receivable [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		99.00%	100.00%
Accounts Receivable, Net Related Party [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	100.00%	100.00%

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 2,714,000	$ 3,137,000
Deposit on Contracts, Nordic Galaxy	9,000,000	0	9,000,000
Deferred Financing Costs	653,000	1,228,000
Voyage in Progress, temporarily spot charters	5,233,000	0
Working Capital, cooperative arrangements	12,779,000	0
Other	1,389,000	1,184,000
Total at year end	31,768,000	5,549,000
Decrease in prepaid expenses	$ 26,300,000

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Management fee to related party	$ 500	$ 363	$ 307
Directors and officers insurance	74	86	80
Salary and wages	3,282	2,904	2,859
Audit, legal and consultants	1,007	1,099	624
Legal fees - Nordic Galaxy	0	2,362	1,500
Administrative services provided by related party	3,930	3,821	3,686
Other fees and expenses	1,718	1,631	1,576
Total General and Administration expense with cash effect	10,511	12,266	10,632
Compensation - Restricted shares to Manager	1,540	67	2,838
Share-based Compensation	1,258	1,320	60
Deferred compensation plan	1,391	1,741	2,450
Total General and Administrative expense without cash effect	4,189	3,128	5,348
Total, end of period	$ 14,700	$ 15,394	$ 15,980

DEFERRED COMPENSATION LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,391	$ 1,741	$ 2,450
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period (in years)	20.5Y
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age (in years)	67
Imputed interest rate (in hundredths)	3.90%	3.90%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period (in years)	14Y
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age (in years)	70
Imputed interest rate (in hundredths)	3.90%	3.90%

VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
VESSELS, NET [Abstract]
Number of vessels the Company believed had future undiscounted cash flow less than carrying value	1
Schedule of Vessels [Line Items]
Carrying Value	$ 964,855	$ 1,022,793
Accumulated depreciation	413,463	344,244
Impairment Loss on Vessel	12,030	0	0
Depreciation expense	69,219	64,626	62,545
Vessels [Member]
Schedule of Vessels [Line Items]
Carrying Value	933,424	1,005,147
Accumulated depreciation	397,641	334,846
Impairment Loss on Vessel	12,030
Depreciation expense	62,795	59,102
Drydocking [Member]
Schedule of Vessels [Line Items]
Carrying Value	31,431	17,646
Accumulated depreciation	15,822	9,398
Impairment Loss on Vessel	0
Depreciation expense	$ 6,424	$ 5,524

NORDIC GALAXY (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NORDIC GALAXY [Abstract]
Number of newbuildings				2
Total cost, per vessel				$ 90,000,000
Deposit on contract		0	9,000,000	9,000,000
Amount sought by seller			26,800,000
Loss on settlement			16,200,000
Net outstanding loan to seller			10,600,000
Interest income			1,200,000
Legal fees of the Seller			1,200,000
Legal fees		0	2,362,000	1,500,000
Subsequent deposit on contract received	9,000,000
Subsequent interest income received	$ 200,000

OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS [Abstract]
Deferred Finance Costs	$ 4,938,000	$ 490,000
Total	4,938,000	490,000
Revolving credit facility	430,000,000
Credit Facility Cost	$ (6,139,000)	$ 0	$ 0

SHARE-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Jan. 10, 2013	Dec. 31, 2011	Dec. 31, 2012 Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member]	Jan. 10, 2013 Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Scandic American Shipping Ltd. [Member]	Dec. 31, 2012 Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Non-Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Non-Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2012 Restricted Stock Awards [Member] Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees and Non Employees [Member] Stock Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)												2.00%
Common Stock, par value (in dollars per share)	$ 0.01		$ 0.01
Restricted shares issued to the Manager												112,245	4,612
Vesting requirement lifted for restricted shares		174,000				174,000
Restricted shares remaining in plan														391,500
Fair value of shares issued to manager (in dollars per share)												$ 13.73	$ 14.45
Acquisition of shares in percentage (in hundredths)							100.00%
Total compensation cost for the period				$ 1.3	$ 1.3										$ 0.06
Restricted shares authorized (in shares)					400,000
Individuals in management and Board members participating in incentive plan					23									21
Number of employees who had resigned	2
Shares held in treasury (in shares)														8,500
Share-based compensation arrangement shares cliff vesting period, first range (in years)					4Y
Share-based compensation arrangement shares authorized and issued, first range (in shares)					326,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)					5Y
Share-based compensation arrangement shares authorized and issued, second range (in shares)					74,000
Intrinsic value of restricted shares outstanding														5.1
Unrecognized compensation cost related to unvested restricted stock														$ 3.2
Weighted average period to recognize the unrecognized compensation cost (in years)														2.41
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)								163,000	0	237,000	0
Granted during the year (in shares)								0	163,000	0	237,000
Vested during the year (in shares)								0	0	0	0
Forfeited during the year (in shares)								0	0	(8,500)	0
Non-vested at end of period (in shares)								163,000	163,000	228,500	237,000
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)								$ 23.88	$ 0	$ 22.06	$ 0
Granted during the year (in dollars per share)								$ 0	$ 23.88	$ 0	$ 22.06
Vested during the year (in dollars per share)								$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)								$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)								$ 23.88	$ 23.88	$ 22.06	$ 22.06

LONG-TERM DEBT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 430,000,000
Credit Facility Cost	(6,139,000)	0	0
2012 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	430,000,000
Maturity date	October 2017
Commitment fees paid	2,900,000
Undrawn amount	180,000,000
2005 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		300,000,000
Commitment fees paid	2,900,000	1,900,000
Undrawn amount		270,000,000
2005 Revised Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000,000
Repayment obligation	$ 0
Term of Debt Instrument	5 years

INTEREST EXPENSE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Credit Facility Cost	$ (6,139,000)	$ 0	$ 0
Amortization of deferred financing costs	1,365,000	653,000	653,000
Deferred financing costs	$ 5,900,000	$ 1,100,000

ACCRUED LIABILITIES (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,730,000		$ 184,000
Accrued Expenses	8,613,000		4,624,000
Accrued voyage expenses	0	[1]	7,834,000	[1]
Total as of December 31	10,343,000		12,642,000
Unpaid drydocking costs, capitalized	$ 4,000,000		$ 300,000
Number of vessels temporarily operated directly in the spot market	0		3

[1]	As of December 31, 2011, we temporarily operated three vessels in the spot market, by the pool manager through cooperative arrangements. The accrued voyage expenses of $7.8 million represents accrued port costs, bunkers expenses and other voyage related expenses. No vessels were operated under similar arrangements as of December 31, 2012.

EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)	400,000	400,000
Numerator [Abstract]
Net Income (Loss)	$ (73,192)	$ (72,298)	$ (809)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	52,547,623	47,159,402	46,551,564
Dilutive - Weighted Average Common Shares Outstanding (in shares)	52,547,623	47,159,402	46,551,564
Income (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (1.39)	$ (1.53)	$ (0.02)
Diluted (in dollars per share)	$ (1.39)	$ (1.53)	$ (0.02)

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	90,000,000
Balance at end of period (in shares)	90,000,000	90,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	47,303,394
Balance at beginning of period, outstanding (in shares)	47,303,394
Balance at end of period, issued (in shares)	52,915,639	47,303,394
Balance at end of period, outstanding (in shares)	52,915,639	47,303,394
Common Stock [Roll forward]
Common Shares Issued in Follow-on Offering	$ 75,582,000		$ 136,510,000
Compensation - Restricted Shares	1,541,000	67,000	2,838,000
Common Stock [Abstract]
Net proceeds from underwritten public offering of common shares	75,582,000	4,000	136,510,000
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Number of employees who had resigned	2
Additional Paid in Capital [Abstract]
Share Premium Fund	0	0
Reduction of Share Premium	75,600,000		136,400,000
Contributed Surplus Account [Abstract]
Net Income (Loss)	73,192,000	72,298,000	809,000
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right				one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share
Stockholders rights, exercise price				$ 115
Percentage of common stock ownership (in hundredths)				15.00%
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member]
Issued and Outstanding Shares [Roll forward]
Compensation - Restricted Shares (in shares)	112,245	4,612
Common Stock [Abstract]
Restricted shares issued and outstanding (in shares)	690,551	578,306
Restricted Stock Awards [Member] | Employees and Non-Employees [Member] | Stock Incentive Plan 2011 [Member]
Common Stock [Abstract]
Shares held in treasury (in shares)	8,500
Restricted shares issued and outstanding (in shares)	217,500	226,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	90,000,000	51,200,000	51,200,000
Increased authorized share capital (in shares)		38,800,000
Balance at end of period (in shares)	90,000,000	90,000,000	51,200,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	47,303,394	46,898,782	42,204,904
Balance at beginning of period, outstanding (in shares)	47,303,394	46,898,782	42,204,904
Common Shares Issued in Follow-on Offering (in shares)	5,500,000		4,600,000
Compensation - Restricted Shares (in shares)	112,245	4,612	93,878
Common Shares Issued, 2011 Equity Incentive Plan (in shares)		400,000
Balance at end of period, issued (in shares)	52,915,639	47,303,394	46,898,782
Balance at end of period, outstanding (in shares)	52,915,639	47,303,394	46,898,782
Common Stock [Roll forward]
Balance at beginning of period	473,000	469,000	422,000
Common Shares Issued in Follow-on Offering	55,000		46,000
Compensation - Restricted Shares	1,000	0	1,000
Common Shares Issued, 2011 Equity Incentive Plan		4,000
Balance at end of period	529,000	473,000	469,000
Common Stock [Abstract]
Shares held in treasury (in shares)	8,500
Contributed Surplus Account [Abstract]
Net Income (Loss)	$ 0	$ 0	$ 0

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2012 Claim	Dec. 31, 2011 Claim	Dec. 31, 2010 Claim
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of claims filed	0	0	0

FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value [Member] Level 1 [Member]	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2011 Carrying Value [Member]	Dec. 31, 2012 Carrying Value [Member] Level 1 [Member]	Dec. 31, 2011 Carrying Value [Member] Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents				$ 55,511,000	$ 24,006,000			$ 55,511,000	$ 24,006,000
Marketable Securities				549,000	583,000			549,000	583,000
Working capital, cooperative arrangements (current assets)		0	12,779,000			0	12,779,000
Working capital, Related Party		36,987,000	18,941,000			36,987,000	18,941,000
Credit Facility		(250,000,000)	(230,000,000)			(250,000,000)	(230,000,000)
Long-lived asset held for use		29,400,000				41,400,000
Impairment charge	$ 12,000,000

MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
Cost	$ 633,000	$ 795,000
Accumulated net unrealized loss	84,000	212,000
Fair value	549,000	583,000
Number of securities	1,400
Gain on sale of securities	24,000
Impairment loss	64,000
Net unrealized loss on marketable securities included in comprehensive income	$ 128,000	$ (212,000)

EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Number of tankers withdrawn from pool	9
Acquisition cost	$ 50,000	$ 50,000
Accumulated Net Income	221,000	11,000
Carrying value	271,000	61,000
Orion Tankers Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Share capital	100,000
Shares issued (in shares)	10,000,000
Share capital, par value (in dollars per share)	$ 0.01
Number of tankers withdrawn from pool	9
Net result included in interest income	200,000	10,000
Investment in joint venture	$ 500,000

SUBSEQUENT EVENTS (Details) (USD $)	Jan. 10, 2013	Dec. 31, 2012 Scandic American Shipping Ltd. [Member]	Jan. 10, 2013 Equity Incentive Plan 2011 [Member]	Feb. 11, 2013 Dividend Declared [Member]	Jan. 02, 2013 Acquisition [Member] Scandic American Shipping Ltd. [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired (in hundredths)		100.00%			100.00%
Number of restricted shares for which requirements have been lifted	174,000		174,000
Dividend declared (in dollars per share)				$ 0.16
Date dividend declared				2013-02
Date dividend paid				Feb 13, 2013